UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	¥ 604,051	$ 83,120	¥ 598,500
Cost of revenues	(372,720)	(51,288)	(325,842)
Gross profit	231,331	31,832	272,658
Selling and marketing expenses	(122,422)	(16,846)	(121,445)
General and administrative expenses	(144,100)	(19,829)	(148,781)
Research and development expenses	(6,923)	(953)	(11,003)
Operating loss	(42,114)	(5,796)	(8,571)
Interest income, net	244	34	141
Other income, net	337	46	560
Foreign currency exchange loss, net	(84)	(12)	(628)
Loss before income taxes	(41,617)	(5,728)	(8,498)
Income tax expense	(21,544)	(2,965)	(2,424)
Net loss from continuing operations	(63,161)	(8,693)	(10,922)
Net loss from discontinued operation, net of tax	(51,673)	(7,111)	(30,652)
Net loss	(114,834)	(15,804)	(41,574)
Less: Net income/(loss) attributable to non-controlling interests	(281)	(39)	1,132
Net loss attributable to Class A and Class B ordinary shareholders	(114,553)	(15,765)	(42,706)
Less: Net income/(loss) from continuing operations attributable to non-controlling interests	(281)	(39)	1,132
Net loss from continuing operations attributable to Class A and Class B ordinary shareholders	¥ (62,880)	$ (8,654)	¥ (12,054)
Weighted average number of ordinary shares used in computing basic loss per share (in shares)	50,181,969	50,181,969	53,828,590
Weighted average number of ordinary shares used in computing diluted loss per share (in shares)	50,181,969	50,181,969	53,828,590
Basic loss per ADS attributable to ordinary shareholder from continuing operations | (per share)	¥ (6.27)	$ (0.86)	¥ (1.12)
Diluted loss per ADS attributable to ordinary shareholder from continuing operations | (per share)	(6.27)	(0.86)	(1.12)
Basic loss per ADS attributable to ordinary shareholder from discontinued operation | (per share)	(5.15)	(0.71)	(2.85)
Diluted loss per ADS attributable to ordinary shareholder from discontinued operation | (per share)	(5.15)	(0.71)	(2.85)
Basic loss per ADS attributable to ordinary shareholder (in dollars per share) | (per share)	(11.42)	(1.57)	(3.97)
Diluted loss per ADS attributable to ordinary shareholder (in dollars per share) | (per share)	¥ (11.42)	$ (1.57)	¥ (3.97)
Foreign currency translation adjustment	¥ 6,226	$ 857	¥ (1,702)
Comprehensive loss	(108,608)	(14,947)	(43,276)
Less: Comprehensive income/(loss) attributable to non-controlling interests	(281)	(39)	1,132
Comprehensive loss attributable to Class A and Class B ordinary shareholders	¥ (108,327)	$ (14,908)	¥ (44,408)